Schedule of weighted average remaining term and discount rate (Details)	Jun. 30, 2025	Dec. 31, 2024
Leases
Operating lease, weighted-average remaining term	1 year 3 months 18 days	9 months 18 days
Finance leases, weighted-average remaining term	2 years 10 months 24 days	3 years 4 months 24 days
Operating lease, weighted-average discount rate	8.36%	5.94%
Finance leases, weighted-average discount rate	9.60%	9.60%